Acquisitions and Divestitures (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 16, 2023	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2026	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Assets acquired
Goodwill		$ 8,845			$ 8,845		$ 8,845	$ 8,845	$ 8,845
Liabilities assumed
Amount of acquisition-related costs		$ 16	$ 3	$ 57	$ 73	$ 5
Maximum
Liabilities assumed
Loss on disposition								1
Market Scan
Acquisitions and Divestitures
Total purchase consideration for the acquisition	$ 223
Cash consideration	214
Contingent consideration liability	9
Assets acquired
Current assets	4
Property and equipment	1
Right of use assets	1
Goodwill	150
Other intangible assets	97
Total assets acquired	253
Liabilities assumed
Accounts payable	2
Unearned revenue	2
Lease liabilities - non-current	1
Deferred tax liability - non-current	25
Other non-current liabilities	9
Total liabilities assumed	39
Net assets acquired	$ 214
Weighted Average Useful Lives (in years)	18 years
Amount of acquisition-related costs							$ 2	3
Revenue since the acquisition								25
Pre-tax income since the acquisition								$ 2
Market Scan | Databases and software
Assets acquired
Other intangible assets	$ 10
Liabilities assumed
Weighted Average Useful Lives (in years)	8 years
Market Scan | Customer relationships
Assets acquired
Other intangible assets	$ 81
Liabilities assumed
Weighted Average Useful Lives (in years)	20 years
Market Scan | Trade names
Assets acquired
Other intangible assets	$ 6
Liabilities assumed
Weighted Average Useful Lives (in years)	7 years